Convertible Notes - Future minimum principal payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Future minimum principal payments under the Convertible Notes
2026	$ 28,298
2027		$ 28,298
Total	$ 28,298	$ 28,298